QUANTIFIED MANAGED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 10.0%
	AEROSPACE & DEFENSE - 0.3%
949	Lockheed Martin Corporation	$554,747

	ASSET MANAGEMENT - 0.7%
1,206	Ameriprise Financial, Inc.	566,591
15,243	Federated Hermes, Inc.	560,485
		1,127,076
	BEVERAGES - 0.7%
7,543	Coca-Cola Company	542,040
3,240	PepsiCo, Inc.	550,962
		1,093,002
	BIOTECH & PHARMA - 0.3%
3,427	Johnson & Johnson	555,380

	COMMERCIAL SUPPORT SERVICES - 0.7%
2,708	Cintas Corporation	557,523
2,593	Waste Management, Inc.	538,307
		1,095,830
	CONSUMER SERVICES - 0.3%
6,898	Service Corp International	544,459

	DIVERSIFIED INDUSTRIALS - 0.7%
2,656	Honeywell International, Inc.	549,022
2,179	Illinois Tool Works, Inc.	571,051
		1,120,073
	HEALTH CARE FACILITIES & SERVICES - 0.3%
940	Chemed Corporation	564,912

	HOUSEHOLD PRODUCTS - 1.0%
5,401	Colgate-Palmolive Company	560,678
3,952	Kimberly-Clark Corporation	562,290
3,078	Procter & Gamble Company	533,110
		1,656,078
	INSURANCE - 1.0%
4,923	Aflac, Inc.	550,391

QUANTIFIED MANAGED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 10.0% (Continued)
	INSURANCE - 1.0% (Continued)
2,492	Marsh & McLennan Companies, Inc.	$555,940
3,516	RLI Corporation	544,910
		1,651,241
	LEISURE FACILITIES & SERVICES - 0.4%
7,179	Monarch Casino & Resort, Inc.	569,079

	MACHINERY - 0.3%
7,676	Donaldson Company, Inc.	565,721

	RETAIL - DISCRETIONARY - 0.3%
4,587	TJX Companies, Inc.	539,156

	SPECIALTY REITS - 0.3%
3,998	Lamar Advertising Company, Class A	534,133

	TECHNOLOGY SERVICES – 2.0%
2,015	Automatic Data Processing, Inc.	557,611
2,565	Broadridge Financial Solutions, Inc.	551,552
1,079	Mastercard, Inc., Class A	532,810
1,116	Moody’s Corporation	529,642
2,103	Verisk Analytics, Inc.	563,520
1,937	Visa, Inc., Class A	532,578
		3,267,713
	TRANSPORTATION & LOGISTICS - 0.7%
15,815	CSX Corporation	546,092
2,288	Union Pacific Corporation	563,947
		1,110,039

	TOTAL COMMON STOCKS (Cost $15,601,710)	16,548,639

QUANTIFIED MANAGED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 84.7%
	Equity – 13.5%
235,738	Alerian MLP ETF(b)	$11,110,332
144,548	WisdomTree US LargeCap Dividend Fund	11,355,691
		22,466,023

	FIXED INCOME - 71.2%
521,839	Invesco Emerging Markets Sovereign Debt ETF	11,219,539
263,272	Invesco Fundamental High Yield Corporate Bond ETF(b)	4,881,063
322,454	iShares 1-3 Year Treasury Bond ETF(b)	26,812,050
271,331	iShares 20+ Year Treasury Bond ETF(b)	26,617,571
129,498	iShares 7-10 Year Treasury Bond ETF	12,706,344
61,341	iShares iBoxx High Yield Corporate Bond ETF(b)	4,925,682
84,440	PIMCO 0-5 Year High Yield Corporate Bond Index ETF	8,064,020
71,002	SPDR Bloomberg Convertible Securities ETF	5,438,043
67,060	SPDR Bloomberg High Yield Bond ETF(b)	6,557,797
139,607	Vanguard Long-Term Corporate Bond ETF(b)	11,340,277
		118,562,386

	TOTAL EXCHANGE-TRADED FUNDS (Cost $139,279,327)	141,028,409

	SHORT-TERM INVESTMENTS — 4.3%
	MONEY MARKET FUNDS - 4.3%
3,616,159	Fidelity Government Portfolio, Class I, 4.84%(a)	3,616,159
3,616,159	First American Government Obligations Fund, Class Z, 4.79%(a)	3,616,159
	TOTAL MONEY MARKET FUNDS (Cost $7,232,318)	7,232,318

	TOTAL SHORT-TERM INVESTMENTS (Cost $7,232,318)	7,232,318

QUANTIFIED MANAGED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Units				Fair Value
	COLLATERAL FOR SECURITIES LOANED - 26.3%
43,816,448	Mount Vernon Liquid Assets Portfolio, LLC, 5.02%(a),(c),(d)			$43,816,448
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $43,816,448)			43,816,448

	TOTAL INVESTMENTS - 125.3% (Cost $205,929,803)			$208,625,814
	LIABILITIES IN EXCESS OF OTHER ASSETS - (25.3)%			(42,175,449)
	NET ASSETS - 100.0%			$166,450,365

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount	Unrealized Appreciation (Depreciation)
21	CME E-Mini Standard & Poor’s 500 Index Futures	12/23/2024	$6,104,963	$(116,713)
188	Ultra U.S. Treasury Bond Futures	12/20/2024	25,021,625	29,225
	TOTAL FUTURES CONTRACTS			$(87,488)

ETF	- Exchange-Traded Fund

LLC	- Limited Liability Company

REIT	- Real Estate Investment Trust

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Rate disclosed is the seven-day effective yield as of September 30, 2024.

(b)	All or portion of the security is on loan. Total loaned securities had a value of $42,728,356 at September 30, 2024.

(c)	Security purchased with cash proceeds of securities lending collateral.

(d)	Investment is valued using net asset value per share as a practical expedient.

QUANTIFIED MARKET LEADERS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 82.0%
	EQUITY – 82.0%
103,349	iShares Russell 2000 Value ETF(b)	$17,240,680
60,879	iShares Russell Mid-Cap Value ETF(b)	8,051,248
76,018	SPDR S&P 500 ETF Trust	43,616,088
195,431	Vanguard Financials ETF	21,479,821
		90,387,837

	TOTAL EXCHANGE-TRADED FUNDS (Cost $87,356,946)	90,387,837

	SHORT-TERM INVESTMENTS — 16.6%
	MONEY MARKET FUNDS – 16.6%
9,125,102	Fidelity Government Portfolio, Class I, 4.84%(a)	9,125,102
9,125,102	First American Government Obligations Fund, Class Z, 4.79%(a)	9,125,102
	TOTAL MONEY MARKET FUNDS (Cost $18,250,204)	18,250,204

	TOTAL SHORT-TERM INVESTMENTS (Cost $18,250,204)	18,250,204

Units
	COLLATERAL FOR SECURITIES LOANED — 4.8%
5,345,400	Mount Vernon Liquid Assets Portfolio, LLC, 5.02%(a),(c),(d)	5,345,400
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $5,345,400)	5,345,400

	TOTAL INVESTMENTS - 103.4% (Cost $110,952,550)	$113,983,441
	LIABILITIES IN EXCESS OF OTHER ASSETS - (3.4)%	(3,766,379)
	NET ASSETS - 100.0%	$110,217,062

ETF	- Exchange-Traded Fund

LLC	- Limited Liability Company

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Rate disclosed is the seven-day effective yield as of September 30, 2024.

(b)	All or portion of the security is on loan. Total loaned securities had a value of $5,250,448 at September 30, 2024.

(c)	Security purchased with cash proceeds of securities lending collateral.

(d)	Investment is valued using net asset value per share as a practical expedient.

QUANTIFIED MARKET LEADERS FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
September 30, 2024

TOTAL RETURN SWAPS
Number of Shares	Reference Entity	Notional Amount at September 30, 2024	Interest Rate Payable (1)	Termination Date	Counterparty	Unrealized Appreciation
Long Position:
69,490	iShares Russell 1000 Growth ETF	$26,085,156	USD SOFR plus 60 bp	9/19/2025	BRC	$482,007
13,710	iShares Russell 2000 Growth ETF	2,522,640	USD SOFR plus 60 bp	9/19/2025	BRC	107,782
108,610	iShares Russell 2000 Growth ETF	30,845,240	USD SOFR plus 60 bp	10/17/2025	BRC	404,492
4,800	iShares Russell Mid-Cap Growth ETF	634,800	USD SOFR plus 60 bp	10/8/2025	BRC	30,036
97,480	Technology Select Sector SPDR Fund ETF	22,007,085	USD SOFR plus 60 bp	10/23/2025	BRC	336,517

					Total:	$1,360,834

BRC	- Barclays Capital

SOFR	- Secured Overnight Financing Rate

(1)	Interest rate is based upon predetermined notional amounts, which may be a multiple of the number of shares plus a specified spread.

QUANTIFIED ALTERNATIVE INVESTMENT FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 62.6%
	ALTERNATIVE - 2.2%
22,043	AltShares Merger Arbitrage ETF(a)	$611,032

	EQUITY - 59.5%
6,870	Financial Select Sector SPDR Fund(c)	311,348
10,335	First Trust Utilities AlphaDEX Fund	397,691
3,060	Franklin LibertyQ US Mid Cap Equity ETF	170,442
3,160	Health Care Select Sector SPDR Fund	486,703
2,429	Invesco Dorsey Wright Financial Momentum ETF(c)	134,445
27,482	Invesco Dorsey Wright Utilities Momentum ETF	1,111,674
6,331	Invesco KBW Property & Casualty ETF	731,547
11,015	Invesco RAFI Strategic US ETF(c)	554,055
9,176	Invesco S&P 500 Quality ETF	617,270
231	iShares Biotechnology ETF	33,634
10,935	iShares Global Equity Factor ETF	489,548
8,014	iShares Global Financials ETF	757,964
8,177	iShares Global Healthcare ETF	802,654
6,265	iShares Global Infrastructure ETF	341,004
12,169	iShares Global Utilities ETF	860,863
2,446	iShares Residential and Multisector Real Estate ETF(c)	217,254
10,472	iShares U.S. Healthcare ETF(c)	680,680
1,615	iShares U.S. Healthcare Providers ETF	92,233
4,428	iShares U.S. Insurance ETF	571,433
2,386	iShares U.S. Medical Devices ETF	141,299
1,596	iShares US Utilities ETF	162,824
34,870	ProShares DJ Brookfield Global Infrastructure ETF(c)	1,763,055
3,766	Real Estate Select Sector SPDR Fund	168,227
13,042	Schwab Fundamental Emerging Markets Equity ETF	420,865
18,909	Schwab U.S. REIT ETF(c)	438,122
7,843	Siren DIVCON Leaders Dividend ETF(c)	543,356
14,978	SPDR Dow Jones Global Real Estate ETF	711,904
2,057	SPDR S&P Capital Markets ETF	256,878
11,016	SPDR S&P Global Infrastructure ETF	679,577
1,413	Utilities Select Sector SPDR Fund(c)	114,142
5,873	VanEck Vectors Pharmaceutical ETF(c)	558,111

QUANTIFIED ALTERNATIVE INVESTMENT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 62.6% (Continued)
	EQUITY - 59.5% (Continued)
25,525	Vanguard Global ex-U.S. Real Estate ETF	$1,197,378
569	Vanguard Real Estate ETF(c)	55,432
1,138	Vanguard Utilities ETF(c)	198,069
		16,771,681
	FIXED INCOME - 0.9%
1,531	iShares Convertible Bond ETF	128,099
1,764	SPDR Bloomberg Convertible Securities ETF	135,105
		263,204

	TOTAL EXCHANGE-TRADED FUNDS (Cost $17,168,362)	17,645,917

	OPEN-END FUNDS — 29.5%
	ALTERNATIVE - 24.3%
71,968	AQR Alternative Risk Premia Fund, Class I	831,950
162,747	AQR Equity Market Neutral Fund, Class I	1,607,941
91,168	Boston Partners Global Long/Short Fund, Investor Class	1,392,135
84,769	Campbell Systematic Macro Fund, Class I	838,365
75,240	FS Multi-Strategy Alternatives Fund, Class I	851,717
2,840	Meeder Spectrum Fund, Institutional Class(b)	42,401
114,596	Morningstar Alternatives Fund	1,219,301
4,502	Redwood Systematic Macro Trend Smart Fund, Class I	85,268
		6,869,078
	FIXED INCOME - 4.4%
39,269	PIMCO Credit Opportunities Bond Fund, Institutional Class	380,908
47,286	Victory INCORE Investment Grade Convertible Fun, Class I	856,345
		1,237,253
	MIXED ALLOCATION - 0.8%
15,180	Glenmede Secured Options Portfolio	226,030

	TOTAL OPEN-END FUNDS (Cost $8,282,738)	8,332,361

QUANTIFIED ALTERNATIVE INVESTMENT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Shares				Fair Value
	SHORT-TERM INVESTMENTS — 7.1%
	MONEY MARKET FUNDS - 7.1%
1,003,457	Fidelity Government Portfolio, Class I, 4.84%(b)			$1,003,457
1,003,457	First American Government Obligations Fund, Class Z, 4.79%(b)			1,003,457
	TOTAL MONEY MARKET FUNDS (Cost $2,006,914)			2,006,914

	TOTAL SHORT-TERM INVESTMENTS (Cost $2,006,914)			2,006,914

Units
	COLLATERAL FOR SECURITIES LOANED — 10.6%
2,982,703	Mount Vernon Liquid Assets Portfolio, LLC, 5.02%(b),(d),(e)			2,982,703
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $2,982,703)			2,982,703

	TOTAL INVESTMENTS - 109.8% (Cost $30,440,717)			$30,967,895
	LIABILITIES IN EXCESS OF OTHER ASSETS - (9.8)%			(2,763,935)
	NET ASSETS - 100.0%			$28,203,960

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount	Unrealized Appreciation
3	CME E-Mini NASDAQ 100 Index Futures	12/23/2024	$1,215,675	$17,770
	TOTAL FUTURES CONTRACTS

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount	Unrealized Appreciation
22	Ultra U.S. Treasury Bond Futures	12/20/2024	$2,928,063	$3,437
	TOTAL FUTURES CONTRACTS

ETF	- Exchange-Traded Fund

LLC	- Limited Liability Company

REIT	- Real Estate Investment Trust

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Non-income producing security.

(b)	Rate disclosed is the seven-day effective yield as of September 30, 2024.

(c)	All or portion of the security is on loan. Total loaned securities had a value of $2,931,897 at September 30, 2024.

(d)	Security purchased with cash proceeds of securities lending collateral.

(e)	Investment is valued using net asset value per share as a practical expedient.

QUANTIFIED STF FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2024

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 0.1%
	EQUITY - 0.1%
600	Invesco QQQ Trust Series 1			$292,842

	TOTAL EXCHANGE-TRADED FUNDS (Cost $292,709)			292,842

	PRIVATE INVESTMENT FUNDS — 9.9%
	HEDGE FUND - 9.9%
21,307	Galaxy Plus Fund LLC(b)			21,147,187

	TOTAL PRIVATE INVESTMENT FUNDS (Cost $21,041,926)			21,147,187

Principal Amount ($)		Coupon Rate (%)	Maturity
	CERTIFICATE OF DEPOSIT — 3.3%
	BANKING - 3.3%
1,000,000	Ally Bank	3.7500	09/27/27	999,283
1,000,000	Axos Bank	3.8000	04/02/27	999,803
1,000,000	Bellco Credit Union	5.1500	02/24/25	1,002,332
1,000,000	Burke & Herbert Bank & Trust Company	4.6000	02/06/26	1,000,615
1,000,000	ESSA Bank & Trust	3.7000	09/25/26	998,241
1,000,000	Texas Exchange Bank SSB	3.6500	03/26/27	996,620
1,000,000	Valley Strong Credit Union	5.1000	02/10/25	1,000,550
				6,997,444

	TOTAL CERTIFICATE OF DEPOSIT (Cost $7,000,000)			6,997,444

Shares
	SHORT-TERM INVESTMENTS — 76.4%
	MONEY MARKET FUNDS - 76.4%
81,978,600	Fidelity Government Portfolio Class I, 4.84%(a)			81,978,600
81,978,600	First American Government Obligations Fund, Class Z, 4.79%(a)			81,978,600
	TOTAL MONEY MARKET FUNDS (Cost $163,957,200)			163,957,200

	TOTAL SHORT-TERM INVESTMENTS (Cost $163,957,200)			163,957,200

QUANTIFIED STF FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

				Fair Value
	TOTAL INVESTMENTS - 89.7% (Cost $192,291,835)			$192,394,673
	OTHER ASSETS IN EXCESS OF LIABILITIES- 10.3%			22,134,369
	NET ASSETS - 100.0%			$214,529,042

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount	Unrealized Appreciation
955	CME E-Mini NASDAQ 100 Index Futures	12/23/2024	$386,989,875	$11,042,412
	TOTAL FUTURES CONTRACTS

(a)	Rate disclosed is the seven-day effective yield as of September 30, 2024.

(b)	Investment valued using net asset value per share as practical expedient. The Galaxy Plus Fund provide access to the performance of the Galaxy Plus Fund - ProfitScore Regime – Adaptive Equity Feeder Fund (570) LLC (“GPPS”). GPPS effectuates its trading strategy through the Galaxy Plus Fund - ProfitScore Regime – Adaptive Equity Master Fund (570) LLC (“GPPSM”). The trading strategy of GPPSM is a highly liquid, systematic program trading S&P 500 E-Mini futures. Quantified STF Fund invests into the Feeder (GPPS) and then the Feeder invests in the Master (GPPSM). GPPS charges a 2.0% management fee and 0% incentive fee. The redemption frequency is daily, with one business day’s notice.

QUANTIFIED PATTERN RECOGNITION FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2024

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CERTIFICATE OF DEPOSIT — 3.1%
	BANKING - 3.1%
1,000,000	Valley Strong Credit Union	5.1000	02/10/25	$1,000,551

	TOTAL CERTIFICATE OF DEPOSIT (Cost $1,000,000)			1,000,551

Shares
	SHORT-TERM INVESTMENTS — 93.0%
	MONEY MARKET FUNDS - 93.0%
15,070,202	Fidelity Government Portfolio, Class I, 4.84%(a)			15,070,202
15,070,202	First American Government Obligations Fund, Class Z, 4.79%(a)			15,070,202
	TOTAL MONEY MARKET FUNDS (Cost $30,140,404)			30,140,404

	TOTAL SHORT-TERM INVESTMENTS (Cost $30,140,404)			30,140,404

	TOTAL INVESTMENTS - 96.1% (Cost $31,140,404)			$31,140,955
	OTHER ASSETS IN EXCESS OF LIABILITIES- 3.9%			1,262,688
	NET ASSETS - 100.0%			$32,403,643

(a)	Rate disclosed is the seven-day effective yield as of September 30, 2024.

QUANTIFIED TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2024

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CERTIFICATE OF DEPOSIT — 3.4%
	BANKING - 3.4%
1,000,000	Bellco Credit Union	5.1500	02/24/25	$1,002,332
1,000,000	Valley Strong Credit Union	5.1000	02/10/25	1,000,550
				2,002,882

	TOTAL CERTIFICATE OF DEPOSIT (Cost $2,000,000)			2,002,882

Shares
	SHORT-TERM INVESTMENTS — 89.7%
	MONEY MARKET FUNDS - 89.7%
26,221,476	Fidelity Government Portfolio Class I, 4.84%(a)			26,221,476
26,221,476	First American Government Obligations Fund, Class Z, 4.79%(a)			26,221,476
	TOTAL MONEY MARKET FUNDS (Cost $52,442,952)			52,442,952

	TOTAL SHORT-TERM INVESTMENTS (Cost $52,442,952)			52,442,952

	TOTAL INVESTMENTS - 93.1% (Cost $54,442,952)			$54,445,834
	OTHER ASSETS IN EXCESS OF LIABILITIES- 6.9%			4,032,201
	NET ASSETS - 100.0%			$58,478,035

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount	Unrealized Appreciation
29	Ultra U.S. Treasury Bond Futures	12/20/2024	$3,859,719	$4,528
	TOTAL FUTURES CONTRACTS

(a)	Rate disclosed is the seven-day effective yield as of September 30, 2024.

TOTAL RETURN SWAPS
Number of Shares	Reference Entity	Notional Amount at September 30, 2024	Interest Rate Payable (1)	Termination Date	Counterparty	Unrealized Appreciation
Long Position:
21,800	iShares iBoxx $ High Yield Corporate Bond ETF	$1,750,540	USD SOFR plus 60 bp	10/24/2025	BRC	$3,643
18,400	PIMCO 0-5 Year High Yield Corporate Bond Index ETF	1,757,200	USD SOFR plus 60 bp	10/24/2025	BRC	2,634
17,900	SPDR Bloomberg High Yield Bond ETF	1,750,441	USD SOFR plus 60 bp	10/24/2025	BRC	3,082

					Total:	$9,359

BRC	- Barclays Capital

SOFR	- Secured Overnight Financing Rate

(1)	Interest rate is based upon predetermined notional amounts, which may be a multiple of the number of shares plus a specified spread.

QUANTIFIED EVOLUTION PLUS FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 3.2%
	COMMODITY - 0.9%
1,000	SPDR Gold Shares(a),(c)	$243,060

	EQUITY – 2.3%
700	Invesco QQQ Trust Series 1(d)	341,649
100	iShares U.S. Real Estate ETF	10,187
400	SPDR S&P 500 ETF Trust	229,504
		581,340

	TOTAL EXCHANGE-TRADED FUNDS (Cost $824,163)	824,400

Principal Amount ($)		Coupon Rate (%)	Maturity
	CERTIFICATE OF DEPOSIT — 3.9%
	BANKING - 3.9%
1,000,000	Valley Strong Credit Union	5.1000	02/10/25	1,000,550

	TOTAL CERTIFICATE OF DEPOSIT (Cost $1,000,000)			1,000,550

Shares
	SHORT-TERM INVESTMENTS — 85.7%
	MONEY MARKET FUNDS - 85.7%
9,740,738	Fidelity Government Portfolio, Class I, 4.84%(b)	9,740,738
2,495,525	First American Government Obligations Fund, Class X, 4.82%(b),(c)	2,495,525
9,740,737	First American Government Obligations Fund, Class Z, 4.79%(b)	9,740,737
	TOTAL MONEY MARKET FUNDS (Cost $21,977,000)	21,977,000

	TOTAL SHORT-TERM INVESTMENTS (Cost $21,977,000)	21,977,000

Units
	COLLATERAL FOR SECURITIES LOANED — 0.3%
73,482	Mount Vernon Liquid Assets Portfolio, LLC, 5.02%(b),(e),(f)	73,482

	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $73,482)	73,482

QUANTIFIED EVOLUTION PLUS FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Fair Value
TOTAL INVESTMENTS - 93.1% (Cost $23,874,645)	$23,875,432
OTHER ASSETS IN EXCESS OF LIABILITIES - 6.9%	1,766,900
NET ASSETS - 100.0%	$25,642,332

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount	Unrealized Appreciation (Depreciation)
8	CME E-Mini NASDAQ 100 Index Futures	12/23/2024	$3,241,800	$78,510
59	CME E-Mini Standard & Poor’s 500 Index Futures	12/23/2024	17,152,038	309,408
93	COMEX Gold 100 Troy Ounces Futures(c)	12/30/2024	24,671,040	1,361,535
130	Dow Jones US Real Estate Index Futures	12/23/2024	5,116,800	(45,090)
	TOTAL FUTURES CONTRACTS			$1,704,363

ETF	- Exchange-Traded Fund

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Non-income producing security.

(b)	Rate disclosed is the seven-day effective yield as of September 30, 2024.

(c)	All or a portion of this investment is a holding of the QEPF Fund Limited.

(d)	All or portion of the security is on loan. Total loaned securities had a value of $72,234 at September 30, 2024.

(e)	Security purchased with cash proceeds of securities lending collateral.

(f)	Investment is valued using net asset value per share as a practical expedient.

QUANTIFIED COMMON GROUND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 97.1%
	AUTOMOTIVE - 3.6%
11,055	Lear Corporation	$1,206,653
60,046	Visteon Corporation(a)	5,718,781
		6,925,434
	BANKING - 1.5%
102,270	Central Pacific Financial Corporation	3,017,988

	BIOTECH & PHARMA - 2.2%
26,790	Jazz Pharmaceuticals plc(a)	2,984,674
18,531	Moderna, Inc.(a),(c)	1,238,427
		4,223,101
	CHEMICALS - 2.9%
132,633	Valvoline, Inc.(a),(c)	5,550,691

	COMMERCIAL SUPPORT SERVICES - 0.5%
49,240	Deluxe Corporation(c)	959,688

	ELECTRIC UTILITIES - 16.2%
68,183	NextEra Energy, Inc.	5,763,509
47,410	NRG Energy, Inc.	4,319,051
107,225	Public Service Enterprise Group, Inc.	9,565,542
96,501	Southern Company(c)	8,702,460
24,039	Vistra Corporation	2,849,583
		31,200,145
	ELECTRICAL EQUIPMENT - 2.6%
18,795	Littelfuse, Inc.	4,985,374

	HEALTH CARE FACILITIES & SERVICES - 13.1%
39,867	DaVita, Inc.(a),(c)	6,535,397
30,776	Owens & Minor, Inc.(a)	482,875
666,060	Premier, Inc., Class A(c)	13,321,200
30,038	Tenet Healthcare Corporation(a)	4,992,316
		25,331,788

QUANTIFIED COMMON GROUND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 97.1% (Continued)
	HEALTH CARE REIT - 2.5%
75,425	Ventas, Inc.(c)	$4,837,005

	HOME & OFFICE PRODUCTS - 0.6%
149,209	Newell Brands, Inc.	1,145,925

	HOUSEHOLD PRODUCTS - 2.3%
468,540	Coty, Inc., Class A(a),(c)	4,399,591

	INDUSTRIAL INTERMEDIATE PROD - 2.4%
11,709	Chart Industries, Inc.(a),(c)	1,453,555
107,036	Proto Labs, Inc.(a)	3,143,648
		4,597,203
	INSTITUTIONAL FINANCIAL SERVICES - 1.4%
9,430	Piper Sandler Company(c)	2,676,328

	INSURANCE - 13.7%
69,360	Arch Capital Group Ltd.(a)	7,759,997
84,396	Assured Guaranty Ltd.(c)	6,711,170
19,208	Jackson Financial, Inc., Class A	1,752,346
34,746	Lincoln National Corporation	1,094,846
26,461	Trupanion, Inc.(a),(c)	1,110,833
101,247	Voya Financial, Inc.	8,020,787
		26,449,979
	MULTI ASSET CLASS REIT - 1.1%
51,756	Vornado Realty Trust	2,039,186

	OFFICE REIT – 5.8%
261,387	Highwoods Properties, Inc.(c)	8,759,078
34,422	SL Green Realty Corporation(c)	2,396,116
		11,155,194
	OIL & GAS PRODUCERS - 1.4%
107,974	APA Corporation(c)	2,641,044

QUANTIFIED COMMON GROUND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 97.1% (Continued)
	OIL & GAS SERVICES & EQUIPMENT - 2.9%
65,262	Weatherford International plc	$5,542,049

	RETAIL - DISCRETIONARY - 1.9%
162,700	American Eagle Outfitters, Inc.(c)	3,642,853

	RETAIL REIT - 5.5%
172,147	Acadia Realty Trust(c)	4,042,012
194,848	Tanger, Inc.	6,465,057
		10,507,069
	SEMICONDUCTORS – 3.0%
15,631	Analog Devices, Inc.	3,597,787
7,217	NVIDIA Corporation	876,433
11,727	Qorvo, Inc.(a)	1,211,399
		5,685,619
	SOFTWARE - 2.7%
77,834	Donnelley Financial Solutions, Inc.(a)	5,123,812

	SPECIALTY FINANCE - 4.1%
37,277	Bread Financial Holdings, Inc.	1,773,640
272,436	SLM Corporation	6,230,611
		8,004,251
	TECHNOLOGY HARDWARE - 1.9%
68,595	Benchmark Electronics, Inc.	3,040,130
1,617	Super Micro Computer, Inc.(a),(c)	673,319
		3,713,449
	TRANSPORTATION & LOGISTICS - 0.8%
12,715	Kirby Corporation(a)	1,556,697

	TRANSPORTATION EQUIPMENT - 0.5%
18,749	Greenbrier Companies, Inc.(c)	954,137

	TOTAL COMMON STOCKS (Cost $180,917,432)	186,865,600

QUANTIFIED COMMON GROUND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 3.0%
	MONEY MARKET FUNDS - 3.0%
2,889,658	Fidelity Government Portfolio, Class I, 4.84%(b)	$2,889,658
2,889,659	First American Government Obligations Fund, Class Z, 4.79%(b)	2,889,659
	TOTAL MONEY MARKET FUNDS (Cost $5,779,317)	5,779,317

	TOTAL SHORT-TERM INVESTMENTS (Cost $5,779,317)	5,779,317

Units
	COLLATERAL FOR SECURITIES LOANED — 21.9%
42,252,352	Mount Vernon Liquid Assets Portfolio, LLC, 5.02%(b),(d),(e)	42,252,352
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $42,252,352)	42,252,352

	TOTAL INVESTMENTS - 122.0% (Cost $228,949,101)	$234,897,269
	LIABILITIES IN EXCESS OF OTHER ASSETS - (22.0)%	(42,381,715)
	NET ASSETS - 100.0%	$192,515,554

LLC	- Limited Liability Company

LTD	- Limited Company

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

(b)	Rate disclosed is the seven-day effective yield as of September 30, 2024.

(c)	All or portion of the security is on loan. Total loaned securities had a value of $41,478,962 at September 30, 2024.

(d)	Security purchased with cash proceeds of securities lending collateral.

(e)	Investment is valued using net asset value per share as a practical expedient.

QUANTIFIED TACTICAL SECTORS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 85.0%
	EQUITY - 85.0%
41,485	SPDR S&P 500 ETF Trust	$23,802,434
51,846	Technology Select Sector SPDR Fund(b)	11,704,753
106,164	Vanguard Financials ETF(b)	11,668,485
		47,175,672

	TOTAL EXCHANGE-TRADED FUNDS (Cost $44,950,390)	47,175,672

	SHORT-TERM INVESTMENTS — 11.2%
	MONEY MARKET FUNDS - 11.2%
3,108,035	Fidelity Government Portfolio, Class I, 4.84%(a)	3,108,035
3,108,035	First American Government Obligations Fund, Class Z, 4.79%(a)	3,108,035
	TOTAL MONEY MARKET FUNDS (Cost $6,216,070)	6,216,070

	TOTAL SHORT-TERM INVESTMENTS (Cost $6,216,070)	6,216,070

Units
	COLLATERAL FOR SECURITIES LOANED — 6.6%
3,641,200	Mount Vernon Liquid Assets Portfolio, LLC, 5.02%(a),(c),(d)	3,641,200
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $3,641,200)	3,641,200

	TOTAL INVESTMENTS - 102.8% (Cost $54,807,660)	$57,032,942
	LIABILITIES IN EXCESS OF OTHER ASSETS - (2.8)%	(1,537,998)
	NET ASSETS - 100.0%	$55,494,944

ETF	- Exchange-Traded Fund

LLC	- Limited Liability Company

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Rate disclosed is the seven-day effective yield as of September 30, 2024.

(b)	All or portion of the security is on loan. Total loaned securities had a value of $3,575,631 at September 30, 2024.

(c)	Security purchased with cash proceeds of securities lending collateral.

(d)	Investment is valued using net asset value per share as a practical expedient.

QUANTIFIED TACTICAL SECTORS FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
September 30, 2024

TOTAL RETURN SWAPS
Number of Shares	Reference Entity	Notional Amount at September 30, 2024	Interest Rate Payable (1)	Termination Date	Counterparty	Unrealized Appreciation
Long Position:
38,110	SPDR S&P 500 ETF Trust	$21,865,994	USD SOFR plus 60 bp	10/8/2025	BRC	$1,262,218
47,600	Technology Select Sector SPDR Fund	10,746,176	USD SOFR plus 60 bp	10/23/2025	BRC	164,485
28,590	Vanguard Financials Index Fund ETF	3,142,327	USD SOFR plus 60 bp	9/19/2025	BRC	86,197
68,880	Vanguard Financials Index Fund ETF	7,570,601	USD SOFR plus 60 bp	9/8/2025	BRC	495,332

					Total:	$2,008,232

BRC - Barclays Capital

SOFR - Secured Overnight Financing Rate

(1)	Interest rate is based upon predetermined notional amounts, which may be a multiple of the number of shares plus a specified spread.

QUANTIFIED RISING DIVIDEND TACTICAL FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 84.5%
	EQUITY – 84.5%
12,233	Invesco QQQ Trust Series 1	$5,970,560
44,316	Invesco S&P 500 Equal Weight ETF	7,939,655
110,831	Invesco S&P 500 Low Volatility ETF	7,949,908
49,850	Vanguard Dividend Appreciation ETF	9,873,291
89,533	Vanguard International Dividend Appreciation ETF	$7,903,973
		39,637,387

	TOTAL EXCHANGE-TRADED FUNDS (Cost $36,023,713)	39,637,387

	SHORT-TERM INVESTMENTS — 15.3%
	MONEY MARKET FUNDS - 15.3%
3,584,702	Fidelity Government Portfolio, Class I, 4.84%(a)	3,584,702
3,584,703	First American Government Obligations Fund, Class Z, 4.79%(a)	3,584,703
	TOTAL MONEY MARKET FUNDS (Cost $7,169,405)	7,169,405

	TOTAL SHORT-TERM INVESTMENTS (Cost $7,169,405)	7,169,405

	TOTAL INVESTMENTS - 99.8% (Cost $43,193,118)	$46,806,792
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%	105,920
	NET ASSETS - 100.0%	$46,912,712

ETF	- Exchange-Traded Fund

(a)	Rate disclosed is the seven-day effective yield as of September 30, 2024.

QUANTIFIED RISING DIVIDEND TACTICAL FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
September 30, 2024

TOTAL RETURN SWAPS

Number of Shares	Reference Entity	Notional Amount at September 30, 2024	Interest Rate Payable (1)	Termination Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Long Position:
60	Invesco QQQ Trust Series 1	$29,284	USD SOFR plus 60 bp	05-12-24	BRC	$7,954
100	Invesco QQQ Trust Series 1	48,807	USD SOFR plus 60 bp	18-12-24	BRC	8,608
450	Invesco QQQ Trust Series 1	219,632	USD SOFR plus 60 bp	16-01-25	BRC	31,369
300	Invesco QQQ Trust Series 1	146,421	USD SOFR plus 60 bp	09-01-25	BRC	24,702
120	Invesco QQQ Trust Series 1	58,568	USD SOFR plus 60 bp	30-04-25	BRC	3,791
80	Invesco QQQ Trust Series 1	39,046	USD SOFR plus 60 bp	03-07-25	BRC	1,383
90	Invesco QQQ Trust Series 1	43,926	USD SOFR plus 60 bp	11-08-25	BRC	(937)
140	Invesco QQQ Trust Series 1	68,330	USD SOFR plus 60 bp	29-09-25	BRC	2,150
120	Invesco QQQ Trust Series 1	58,569	USD SOFR plus 60 bp	17-10-25	BRC	422
420	Invesco QQQ Trust Series 1	204,989	USD SOFR plus 60 bp	03-10-25	BRC	11,152
2,200	Invesco S&P 500 Equal Weight ETF	394,152	USD SOFR plus 60 bp	05-12-24	BRC	190,204
7,120	Invesco S&P 500 Equal Weight ETF	1,275,619	USD SOFR plus 60 bp	18-12-24	BRC	211,401
14,090	Invesco S&P 500 Equal Weight ETF	2,524,365	USD SOFR plus 60 bp	09-01-25	BRC	346,489
22,340	Invesco S&P 500 Equal Weight ETF	4,002,435	USD SOFR plus 60 bp	16-01-25	BRC	384,798
4,440	Invesco S&P 500 Equal Weight ETF	795,470	USD SOFR plus 60 bp	30-04-25	BRC	25,891
10,590	Invesco S&P 500 Equal Weight ETF	1,897,304	USD SOFR plus 60 bp	03-07-25	BRC	130,275
10,860	Invesco S&P 500 Equal Weight ETF	1,945,678	USD SOFR plus 60 bp	11-08-25	BRC	113,509
5,390	Invesco S&P 500 Equal Weight ETF	965,672	USD SOFR plus 60 bp	29-09-25	BRC	21,903
23,870	Invesco S&P 500 Equal Weight ETF	4,276,549	USD SOFR plus 60 bp	03-10-25	BRC	163,871
8,220	Invesco S&P 500 Equal Weight ETF	1,472,695	USD SOFR plus 60 bp	17-10-25	BRC	11,973
580	Invesco S&P 500 Low Volatility ETF	41,603	USD SOFR plus 60 bp	18-12-24	BRC	6,242
2,440	Invesco S&P 500 Low Volatility ETF	175,021	USD SOFR plus 60 bp	09-01-25	BRC	20,331
4,220	Invesco S&P 500 Low Volatility ETF	302,701	USD SOFR plus 60 bp	16-01-25	BRC	31,803
610	Invesco S&P 500 Low Volatility ETF	43,755	USD SOFR plus 60 bp	30-04-25	BRC	2,721
1,460	Invesco S&P 500 Low Volatility ETF	104,726	USD SOFR plus 60 bp	03-07-25	BRC	8,069
1,810	Invesco S&P 500 Low Volatility ETF	129,831	USD SOFR plus 60 bp	11-08-25	BRC	9,560
810	Invesco S&P 500 Low Volatility ETF	58,101	USD SOFR plus 60 bp	29-09-25	BRC	665
3,450	Invesco S&P 500 Low Volatility ETF	247,469	USD SOFR plus 60 bp	03-10-25	BRC	2,739
1,700	Invesco S&P 500 Low Volatility ETF	121,941	USD SOFR plus 60 bp	17-10-25	BRC	902
430	Vanguard Dividend Appreciation ETF	85,166	USD SOFR plus 60 bp	18-12-24	BRC	13,756
1,110	Vanguard Dividend Appreciation ETF	219,847	USD SOFR plus 60 bp	09-01-25	BRC	31,836
1,790	Vanguard Dividend Appreciation ETF	354,528	USD SOFR plus 60 bp	16-01-25	BRC	42,327
360	Vanguard Dividend Appreciation ETF	71,302	USD SOFR plus 60 bp	30-04-25	BRC	4,126
620	Vanguard Dividend Appreciation ETF	122,797	USD SOFR plus 60 bp	03-07-25	BRC	9,163
690	Vanguard Dividend Appreciation ETF	136,661	USD SOFR plus 60 bp	11-08-25	BRC	7,288
390	Vanguard Dividend Appreciation ETF	77,243	USD SOFR plus 60 bp	29-09-25	BRC	1,232
1,650	Vanguard Dividend Appreciation ETF	326,799	USD SOFR plus 60 bp	03-10-25	BRC	9,292
620	Vanguard Dividend Appreciation ETF	122,797	USD SOFR plus 60 bp	17-10-25	BRC	364
710	Vanguard International Dividend Appreciation ETF	62,679	USD SOFR plus 60 bp	18-12-24	BRC	9,386
1,880	Vanguard International Dividend Appreciation ETF	165,966	USD SOFR plus 60 bp	09-01-25	BRC	20,428
3,140	Vanguard International Dividend Appreciation ETF	277,199	USD SOFR plus 60 bp	16-01-25	BRC	27,106
1,010	Vanguard International Dividend Appreciation ETF	89,163	USD SOFR plus 60 bp	30-04-25	BRC	5,192
970	Vanguard International Dividend Appreciation ETF	85,632	USD SOFR plus 60 bp	03-07-25	BRC	4,899
1,320	Vanguard International Dividend Appreciation ETF	116,529	USD SOFR plus 60 bp	11-08-25	BRC	4,901
550	Vanguard International Dividend Appreciation ETF	48,554	USD SOFR plus 60 bp	29-09-25	BRC	92
3,010	Vanguard International Dividend Appreciation ETF	265,723	USD SOFR plus 60 bp	03-10-25	BRC	5,828
1,200	Vanguard International Dividend Appreciation ETF	105,936	USD SOFR plus 60 bp	17-10-25	BRC	398

					Total:	$1,971,554

BRC - Barclays Capital

SOFR - Secured Overnight Financing Rate

(1)	Interest rate is based upon predetermined notional amounts, which may be a multiple of the number of shares plus a specified spread.

QUANTIFIED GOVERNMENT INCOME TACTICAL FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 0.1%
	FIXED INCOME - 0.1%
300	iShares 20+ Year Treasury Bond ETF	$29,430

	TOTAL EXCHANGE-TRADED FUNDS (Cost $29,351)	29,430

Principal Amount ($)		Coupon Rate (%)	Maturity
	CERTIFICATE OF DEPOSIT — 2.6%
	BANKING - 2.6%
1,000,000	Valley Strong Credit Union	5.1000	02/10/25	1,000,550

	TOTAL CERTIFICATE OF DEPOSIT (Cost $1,000,000)			1,000,550

Shares
	SHORT-TERM INVESTMENTS — 94.6%
	MONEY MARKET FUNDS - 94.6%
18,259,246	Fidelity Government Portfolio, Class I, 4.84%(a)	18,259,246
18,259,247	First American Government Obligations Fund, Class Z, 4.79%(a)	18,259,247
	TOTAL MONEY MARKET FUNDS (Cost $36,518,493)	36,518,493

	TOTAL SHORT-TERM INVESTMENTS (Cost $36,518,493)	36,518,493

	TOTAL INVESTMENTS - 97.3% (Cost $37,547,844)	$37,548,473
	OTHER ASSETS IN EXCESS OF LIABILITIES - 2.7%	1,027,352
	NET ASSETS - 100.0%	$38,575,825

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount	Unrealized Appreciation
64	Ultra U.S. Treasury Bond Futures	12/20/2024	$8,518,000	$9,002
	TOTAL FUTURES CONTRACTS

ETF	- Exchange-Traded Fund

(a)	Rate disclosed is the seven-day effective yield as of September 30, 2024.

QUANTIFIED GLOBAL FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 57.5%
	AUTOMOTIVE - 0.7%
1,484	Honda Motor Company Ltd. - ADR	$47,087
237	Toyota Motor Corporation - ADR	42,321
		89,408
	BANKING - 2.3%
1,702	HDFC Bank Ltd. - ADR	106,477
3,393	HSBC Holdings plc - ADR	153,330
14,584	Lloyds Banking Group plc - ADR	45,502
		305,309
	BEVERAGES - 3.7%
24,124	Embotelladora Andina S.A., Class B - ADR	483,686

	BIOTECH & PHARMA - 6.4%
2,022	Calliditas Therapeutics A.B. - ADR(a)	82,503
4,555	Centessa Pharmaceuticals plc - ADR(a)	72,834
11,699	GSK plc - ADR	478,255
18,188	Mereo Biopharma Group plc - ADR(a)	74,753
6,403	Mesoblast Ltd. - ADR(a)	52,312
2,558	Verona Pharma plc - ADR(a)	73,594
		834,251
	CONSUMER SERVICES - 0.5%
948	New Oriental Education & Technology Group, Inc. - ADR	71,896

	E-COMMERCE DISCRETIONARY - 1.4%
948	Alibaba Group Holding Ltd. - ADR	100,601
654	PDD Holdings, Inc. - ADR(a)	88,166
		188,767
	HOUSEHOLD PRODUCTS - 12.8%
95,362	Haleon plc - ADR	1,008,930
10,131	Unilever plc - ADR	658,110
		1,667,040
	METALS & MINING - 6.5%
6,200	Rio Tinto plc - ADR	441,254
34,394	Vale S.A. - ADR	401,722
		842,976

QUANTIFIED GLOBAL FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 57.5% (Continued)
	OIL & GAS PRODUCERS - 5.7%
6,820	Equinor ASA - ADR	$172,751
19,839	Petroleo Brasileiro S.A. - ADR	285,880
4,332	Shell PLC - ADR	285,695
		744,326
	PUBLISHING & BROADCASTING - 2.2%
21,174	Pearson plc - ADR	287,331

	SEMICONDUCTORS - 0.6%
443	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	76,936

	SOFTWARE - 0.4%
10,166	Yalla Group Ltd. - ADR(a)	46,154

	SPECIALTY FINANCE - 0.2%
9,077	Lufax Holding Ltd. - ADR	31,679

	TECHNOLOGY SERVICES - 1.9%
5,163	RELX plc - ADR	245,036

	TELECOMMUNICATIONS - 5.2%
6,813	Chunghwa Telecom Company Ltd. - ADR	270,272
83,858	Telefonica S.A. - ADR	407,550
		677,822
	TOBACCO & CANNABIS - 3.7%
13,024	British American Tobacco plc - ADR	476,418

	TRANSPORTATION & LOGISTICS - 3.3%
17,214	ZTO Express Cayman, Inc. - ADR	426,391

	TOTAL COMMON STOCKS (Cost $7,142,204)	7,495,426

QUANTIFIED GLOBAL FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 29.7%
	EQUITY - 29.7%
1,944	Invesco QQQ Trust Series 1	$948,808
5,094	SPDR S&P 500 ETF Trust	2,922,733
		3,871,541

	TOTAL EXCHANGE-TRADED FUNDS (Cost $3,674,079)	3,871,541

Shares
	SHORT-TERM INVESTMENTS — 12.1%
	MONEY MARKET FUNDS - 12.1%
787,371	Fidelity Government Portfolio, Class I, 4.84%(b)	787,371
787,372	First American Government Obligations Fund, Class Z, 4.79%(b)	787,372
	TOTAL MONEY MARKET FUNDS (Cost $1,574,743)	1,574,743

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,574,743)	1,574,743

	TOTAL INVESTMENTS - 99.3% (Cost $12,391,026)	$12,941,710
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.7%	87,832
	NET ASSETS - 100.0%	$13,029,542

ADR	- American Depositary Receipt

ETF	- Exchange-Traded Fund

LTD	- Limited Company

PLC	- Public Limited Company

S/A	- Société Anonyme

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Non-income producing security.

(b)	Rate disclosed is the seven-day effective yield as of September 30, 2024.